Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Disclosures
Supplemental Cash Flow Disclosures
Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Interest paid	$168	$167	$168
Income taxes paid, net of refunds received	40	56	(39)

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards. In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

TDS:
Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Common Shares withheld	676,364	120,560	126,747

Aggregate value of Common Shares withheld	$21	$3	$4

Cash receipts upon exercise of stock options	48	7	13
Cash disbursements for payment of taxes	(6)	(3)	(4)
Net cash receipts from exercise of stock options and vesting of other stock awards	$42	$4	$9

U.S. Cellular:
Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Common Shares withheld	1,549,800	144,755	308,010

Aggregate value of Common Shares withheld	$73	$6	$13

Cash receipts upon exercise of stock options	29	5	12
Cash disbursements for payment of taxes	(11)	(4)	(6)
Net cash receipts from exercise of stock options and vesting of other stock awards	$18	$1	$6